U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      Schwab Capital Trust
      211 Main Street, San Francisco, CA 94105



 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):     []

	Schwab International Index Fund
	Schwab Small-Cap Index Fund
	Schwab MarketTrack Growth Portfolio
	Schwab MarketTrack Balanced Portfolio
	Schwab MarketTrack Conservative Portfolio
	Schwab MarketTrack All Equity Portfolio
	Schwab S&P 500 Index Fund
	Schwab Core Equity Fund
	Schwab Dividend Equity Fund
	Schwab Small-Cap Equity Fund
	Schwab Hedged Equity Fund
	Schwab Large Cap-Growth Fund
	Schwab Total Stock Market Index Fund
	Schwab Financial Services Fund
	Schwab Health Care Fund
	Laudus International MarketMasters Fund
	Schwab Balanced Fund
	Laudus Small-Cap MarketMasters Fund
	Schwab Fundamental US Large Company Index Fund
	Schwab Fundamental US Small Company Index Fund
	Schwab Fundamental International Large Company Index Fund
	Schwab Fundamental Emerging Markets Large Company Index Fund Schwab Fundamental International Small Company Index Fund
	Schwab International Core Equity Fund
	Schwab Target 2010 Fund
	Schwab Target 2020 Fund
	Schwab Target 2030 Fund
	Schwab Target 2040 Fund
	Schwab Target 2015 Fund
	Schwab Target 2025 Fund
	Schwab Target 2035 Fund
	Schwab Target 2045 Fund
	Schwab Target 2050 Fund
	Schwab Target 2055 Fund



 3.  Investment Company Act File Number:  811-07704

     Securities Act File Number:  33-62470

 4(a).  Last day of fiscal year for which this notice is filed: 10/31/2014

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 13,786,881,679

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 9,424,524,795

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 0

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 9,424,524,795

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 4,362,356,884

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ 0

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001162

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 506,905.87

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal years, then state that number here: 0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 506,905.87

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       [X]   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   James D. Pierce
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 12/17/2014
           -----------------

          * Please print the name and title of the signing officer below the signature.